UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund
The fund's portfolio
12/31/18 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.71% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.5%)(a)
	Rating(RAT)	Principal amount	Value
California (98.1%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6.25%, 8/1/39 (Prerefunded 8/1/19)	AA	$14,000,000	$14,380,100
(Episcopal Sr. Cmntys.), 6.125%, 7/1/41	A-/F	2,045,000	2,201,565
(Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	700,000	734,489
(O'Connor Woods), 5.00%, 1/1/33	AA-	2,300,000	2,538,119
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastrucure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	479,952
5.00%, 9/2/33	AA	740,000	860,738
5.00%, 9/2/32	AA	350,000	408,860
5.00%, 9/2/30	AA	2,075,000	2,448,438
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,084,920
5.00%, 4/1/32	AA-	3,000,000	3,310,320
Alameda Cnty., Joint Pwrs. Auth. Lease Rev. Bonds, (Multiple Cap.), Ser. A, 5.00%, 12/1/34	Aa1	4,960,000	5,566,211
Alameda, Corridor Trans. Auth. Rev. Bonds
Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	504,495
Ser. A, AMBAC, zero %, 10/1/19	BBB+	365,000	357,839
Ser. A, AMBAC, U.S. Govt. Coll., zero %, 10/1/19 (Escrowed to maturity)	Aaa	4,635,000	4,580,678
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa3	2,000,000	2,253,400
4.00%, 8/1/46	Aa3	1,750,000	1,798,370
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds, Ser. B
5.00%, 10/1/36	Aa3	1,400,000	1,542,436
5.00%, 10/1/35	Aa3	2,000,000	2,206,880
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. A
5.00%, 5/1/46	AA-	2,500,000	2,748,275
5.00%, 5/1/39	AA-	1,000,000	1,104,500
Bay Area Toll Auth. Rev. Bonds, (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/38	AA-	9,850,000	10,242,621
Bay Area Toll Auth. of CA Rev. Bonds
Ser. S-6, 5.00%, 10/1/54	AA-	8,650,000	9,446,492
Ser. F-1, 5.00%, 4/1/54	AA	14,330,000	15,558,368
CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Adventist Hlth. Syst.-West), Ser. A, 5.75%, 9/1/39 (Prerefunded 9/1/19)	A	10,500,000	10,786,545
(Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,575,000	4,678,715
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,459,284
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	328,206
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A-	3,400,000	3,720,994
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	287,953
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A-	1,000,000	1,105,470
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A-	1,800,000	1,996,524
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	505,380
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	174,792
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	887,955
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	296,033
CA School Fac. Fin. Auth. Rev. Bonds, (Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,558,722
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	1,750,000	1,863,680
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,076,800
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,337,088
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	1,987,124
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,000,000	1,059,550
CA State G.O. Bonds
6.50%, 4/1/33	Aa3	9,170,000	9,275,363
5.00%, 8/1/37	Aa3	6,930,000	7,918,565
4.00%, 11/1/32	Aa3	5,000,000	5,405,250
4.00%, 9/1/32	Aa3	1,395,000	1,495,733
4.00%, 8/1/31	Aa3	7,400,000	7,960,476
(Veterans Bond), 2.00%, 12/1/20	Aa2	6,000,000	5,991,000
CA State VRDN, 1.09%, 5/1/33	VMIG 1	3,930,000	3,930,000
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools)
5.00%, 6/1/53	Baa3	2,350,000	2,478,569
5.00%, 6/1/47	Baa3	1,000,000	1,061,980
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BBB-	500,000	551,510
5.00%, 5/1/37	BBB-	1,000,000	1,097,570
5.00%, 5/1/35	BBB-	1,540,000	1,701,746
5.00%, 5/1/34	BBB-	800,000	888,032
5.00%, 5/1/33	BBB-	600,000	669,552
5.00%, 5/1/31	BBB-	825,000	929,016
CA State Dept. of Wtr. Resources FRN Mandatory Put Bonds (12/1/20), (Central Valley Wtr. Syst.), Ser. AU, 1.85%, 12/1/35	AAA	8,000,000	7,988,320
CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,117,539
(U. of the Pacific), U.S. Govt. Coll., 5.50%, 11/1/39 (Prerefunded 11/1/19)	AAA/P	65,000	67,097
(CA College of Arts), 5.25%, 6/1/30	Baa2	1,360,000	1,471,330
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,298,965
(Loyola-Marymount U.), Ser. A, 5.125%, 10/1/40	A2	2,955,000	3,020,601
(Pepperdine U.), 5.00%, 10/1/49	AA	2,000,000	2,246,160
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	478,746
(Pepperdine U.), 5.00%, 9/1/45	AA	1,000,000	1,125,690
(Santa Clara U.), 5.00%, 4/1/45	Aa3	2,500,000	2,793,250
(Pepperdine U.), 5.00%, 12/1/44	AA	2,000,000	2,226,600
(U. of San Francisco), Ser. A, 5.00%, 10/1/43	A2	2,500,000	2,851,575
(Pepperdine U.), 5.00%, 10/1/41	AA	1,500,000	1,695,015
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	676,878
(U. of Redlands), Ser. A, 5.00%, 10/1/37	A3	425,000	479,366
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	562,950
(Occidental College), 5.00%, 10/1/35	Aa3	500,000	575,110
(U. of Redlands), Ser. A, 5.00%, 10/1/35	A3	1,000,000	1,115,950
(Occidental College), 5.00%, 10/1/34	Aa3	960,000	1,108,070
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	4,974,284
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	263,055
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	6,752,527
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,414,680
(Sutter Hlth.), Ser. A, 5.00%, 11/15/41	Aa3	5,500,000	6,080,745
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	2,062,101
(Cedars Sinai Med. Ctr.), Ser. B, 5.00%, 8/15/35	Aa3	5,000,000	5,749,650
(Providence St. Joseph Hlth.), Ser. A, 5.00%, 10/1/29	Aa3	800,000	941,224
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	Aa3	3,000,000	3,077,340
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,048,850
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/21), (CA Academy of Sciences), Ser. D, 2.133%, 8/1/47	A2	7,300,000	7,291,240
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Academy Motion Picture Arts & Sciences Oblig. Group), 5.00%, 11/1/41	Aa2	1,000,000	1,109,150
(J. David Gladstone Inst.), Ser. A, 5.00%, 10/1/31	A-	4,000,000	4,292,120
(CA Science Ctr. Phase II), 5.00%, 5/1/31	A	1,000,000	1,159,740
(Segerstrom Ctr. for the Arts), 5.00%, 1/1/25	A-	3,000,000	3,482,130
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	BBB	600,000	668,790
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB+	1,000,000	1,083,800
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	BBB	685,000	767,330
CA State Muni. Fin. Auth. Rev. Bonds
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	1,250,000	1,376,738
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/35	BBB+/F	1,000,000	1,113,420
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/34	BBB+/F	1,200,000	1,340,196
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/33	BBB+/F	1,000,000	1,121,970
(West Village Student Hsg.), BAM, 4.00%, 5/15/48	AA	5,000,000	4,999,800
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	1,150,000	1,187,433
5.00%, 6/1/38	Ba1	840,000	874,516
5.00%, 6/1/28	Ba1	430,000	462,383
CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,712,355
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	7,000,000	7,246,960
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,412,338
CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Republic Svcs., Inc.), Ser. A, 2.15%, 8/1/23	BBB+	5,000,000	4,998,900
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,220,720
CA State Pub. Wks. Board Rev. Bonds, (Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5.00%, 12/1/19	A1	1,880,000	1,937,566
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,157,680
5.00%, 1/1/43	BBB+	7,195,000	7,853,271
CA State Tobacco Securitization Agcy. Rev. Bonds, (Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,201,450
CA State U. Rev. Bonds
(Systemwide), Ser. A, 5.00%, 11/1/41	Aa2	13,340,000	15,054,724
Ser. A, 5.00%, 11/1/37	Aa2	10,290,000	11,660,319
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7.25%, 11/15/41	BBB+/F	6,000,000	6,236,760
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	950,000	976,515
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,046,960
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	300,000	312,183
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,211,620
(American Baptist Homes of the West), 5.00%, 10/1/45	BBB+/F	2,550,000	2,693,106
AGM, 5.00%, 11/15/44	AA	5,195,000	5,738,189
(American Baptist Homes of the West), 5.00%, 10/1/43	BBB+/F	1,190,000	1,236,386
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/42	A-/F	3,250,000	3,434,113
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	413,113
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,096,253
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/38	A-	500,000	573,375
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/37	A-	500,000	577,220
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/36	A-	725,000	839,463
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,798,467
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/35	A-	750,000	872,295
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/34	A-	650,000	758,245
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/33	A-	420,000	492,505
(Viamonte Senior Living 1, Inc.), Ser. A, 5.00%, 7/1/33	AA-	125,000	148,476
(Marin Gen. Hosp.), Ser. A, 5.00%, 8/1/32	A-	350,000	411,646
(Viamonte Senior Living 1, Inc.), Ser. A, 5.00%, 7/1/32	AA-	100,000	119,242
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	641,310
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	359,144
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	BB/P	2,200,000	2,331,406
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,018,900
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,636,278
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	A-	2,500,000	2,514,500
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,013,420
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	895,851
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	822,296
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	642,828
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/35	AA-	300,000	316,497
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	4,600,000	4,658,834
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	250,000	233,535
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(American Baptist Homes West), 6.25%, 10/1/39	BBB+/F	4,500,000	4,634,010
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,656,434
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	794,765
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa1	1,385,000	1,394,446
Campbell, Union High School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/36	AAA	3,250,000	3,756,675
5.00%, 8/1/35	AAA	3,000,000	3,483,300
5.00%, 8/1/34	AAA	2,000,000	2,329,680
5.00%, 8/1/33	AAA	1,500,000	1,755,120
4.00%, 8/1/37	AAA	2,410,000	2,523,897
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,301,750
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	526,297
zero %, 8/1/39	AA	1,075,000	461,659
zero %, 8/1/38	AA	1,000,000	451,770
zero %, 8/1/36	AA	545,000	274,026
zero %, 8/1/34	AA	715,000	397,225
zero %, 8/1/33	AA	250,000	145,688
Cerritos, G.O. Bonds, (Cerritos Cmnty. College Dist.), Ser. A, 5.00%, 8/1/39	Aa2	9,275,000	10,377,612
Chula Vista, Indl. Dev. Rev. Bonds, (San Diego Gas)
Ser. C, 5.875%, 2/15/34	Aa3	2,600,000	2,632,890
Ser. D, 5.875%, 1/1/34	Aa3	5,000,000	5,063,250
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	831,871
5.50%, 9/1/29	AA-	2,165,000	2,440,886
Commerce, Redev. Agcy. Tax Alloc. Bonds, (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	7,995,000	7,133,459
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	AA-	585,000	644,079
Ser. A, 5.00%, 9/1/32	AA-	1,125,000	1,243,811
(Sr. Lien), Ser. A, 5.00%, 9/1/28	AA-	275,000	305,190
Corona-Norco, Unified School Dist. G.O. Bonds, (Election 2014), Ser. B
4.00%, 8/1/35	Aa2	200,000	215,158
4.00%, 8/1/34	Aa2	250,000	270,240
Corona-Norco, Unified School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1), 5.00%, 9/1/28	A-	1,590,000	1,764,550
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	14,000,000	15,987,160
Desert Cmnty. College Dist. G.O. Bonds, 5.00%, 8/1/36	Aa2	1,000,000	1,154,220
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,105,352
El Dorado, Irrigation Dist. Rev. Bonds, Ser. C, 4.00%, 3/1/34	Aa3	1,500,000	1,593,975
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 9/1/34	AA	500,000	563,335
5.00%, 9/1/33	AA	385,000	437,460
5.00%, 9/1/32	AA	450,000	512,852
5.00%, 9/1/31	AA	590,000	673,751
5.00%, 9/1/30	AA	815,000	933,020
Fairfield-Suisun, Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/34	Aa2	3,290,000	3,513,753
4.00%, 8/1/33	Aa2	3,015,000	3,245,497
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,267,737
Fontana, Cmnty. Facs. Special Tax Bonds, (Sierra Hills School Dist. No. 22)
5.00%, 9/1/34	BBB/P	1,000,000	1,070,020
5.00%, 9/1/31	BBB/P	880,000	947,690
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53	A-	8,000,000	9,165,680
Fullerton, Cmnty. Fac. Dist. No. 1 Special Tax Bonds, (Amerige Heights), 5.00%, 9/1/32	A-	1,000,000	1,085,820
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47	BB/P	7,500,000	7,231,950
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/47	BB/P	3,500,000	3,374,910
Ser. A, 5.00%, 6/1/45	A1	14,000,000	15,398,740
Ser. A, 5.00%, 6/1/40	A1	16,940,000	18,714,973
Ser. A, 5.00%, 6/1/35	A1	1,065,000	1,192,321
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35	BBB	2,500,000	2,704,575
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/34	BBB	2,500,000	2,716,850
Ser. A, 5.00%, 6/1/33	A1	4,355,000	4,902,728
Ser. A-1, 5.00%, 6/1/31	BBB	5,000,000	5,499,950
Ser. A-1, 5.00%, 6/1/27	BBB+	2,000,000	2,240,100
Ser. A-1, 5.00%, 6/1/26	BBB+	1,100,000	1,227,380
Ser. A, AMBAC, zero %, 6/1/24	A1	12,000,000	10,563,600
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds, (Election 2012), Ser. B, 4.00%, 8/1/47	Aa2	3,500,000	3,589,635
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,664,705
zero %, 8/1/36	Aa2	4,750,000	2,386,163
zero %, 8/1/35	Aa2	1,000,000	529,040
Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,216,884
Imperial Irrigation Elec. Dist. Rev. Bonds, Ser. C
5.00%, 11/1/37	AA-	1,500,000	1,701,255
5.00%, 11/1/36	AA-	1,460,000	1,661,042
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	281,880
5.00%, 5/1/34	AA	500,000	572,790
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,488,371
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,057,430
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,499,875
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Ltd. Oblig. Assmt. Dist. No. 13-1), 5.00%, 9/2/29	A+	705,000	774,287
(Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,110,320
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	215,114
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,075,570
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	432,056
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,080,140
BAM, 5.00%, 9/1/38	AA	2,500,000	2,762,975
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A-	600,000	669,972
5.00%, 9/1/32	A-	2,475,000	2,767,768
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,626,375
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	663,410
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,183,543
5.00%, 9/1/31	BB+/P	1,045,000	1,127,043
Lodi, Pub. Fin. Auth. Elec. Rev. Bonds, AGM, 5.00%, 9/1/31	AA	1,580,000	1,902,067
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,080,430
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A3	5,000,000	6,055,800
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	871,005
zero %, 8/1/33	Aa2	625,000	380,688
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,243,620
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,636,300
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	474,170
Los Angeles Cnty., Fac. Inc. Lease Rev. Bonds, (Vermont Corridor Cnty., Admin. Bldg.), Ser. A, 5.00%, 12/1/37	AA	1,400,000	1,626,758
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	Aa2	1,000,000	1,121,380
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	Aa2	3,000,000	3,356,040
Los Angeles, Cmnty. College Dist. G.O. Bonds, Ser. G, 4.00%, 8/1/34	Aa1	2,610,000	2,741,727
Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,500,000	1,681,605
5.00%, 9/1/30	A+	1,500,000	1,684,125
5.00%, 9/1/29	A+	1,500,000	1,692,540
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. C, 5.00%, 5/15/38	Aa3	6,600,000	7,472,454
Ser. D, 5.00%, 5/15/36	Aa2	1,375,000	1,531,571
Ser. A, 5.00%, 5/15/33	Aa3	3,300,000	3,733,191
Ser. C, 5.00%, 5/15/33	Aa3	4,990,000	5,761,753
Ser. A, 4.00%, 5/15/34	Aa3	1,155,000	1,201,316
Los Angeles, Dept. of Wtr. & Pwr. VRDN, Ser. A-5, 1.42%, 7/1/35	VMIG 1	10,000,000	10,000,000
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,293,456
Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds, (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	3,723,565
Los Angeles, Unified School Dist. G.O. Bonds, Ser. D, 5.00%, 1/1/34	Aa2	3,865,000	3,923,284
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	8,106,000
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	3,986,640
Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44	AA	8,655,000	2,618,830
zero %, 8/1/39	AA	5,005,000	1,996,044
Modesto, Irrigation Dist. Elec. Rev. Bonds
5.00%, 10/1/34	A+	500,000	580,620
5.00%, 10/1/31	A+	780,000	914,098
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,117,462
Mountain View, Shoreline Regl. Pk. Cmnty. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 8/1/43	AA	5,615,000	6,452,926
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,313,260
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,087,280
Napa Valley, Cmnty. College Dist. G.O. Bonds
stepped-coupon zero % (4.00%, 2/1/21), 8/1/34(STP)	Aa2	1,500,000	1,461,525
stepped-coupon zero % (4.00%, 2/1/21), 8/1/33(STP)	Aa2	2,500,000	2,453,525
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM
5.00%, 9/1/33	AA	660,000	761,633
5.00%, 9/1/30	AA	2,190,000	2,558,183
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,659,480
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A3	10,000,000	10,466,200
Northern CA Gas Auth. No. 1 FRN Rev. Bonds, Ser. B, 2.504%, 7/1/19	A3	3,310,000	3,311,357
Oakland, G.O. Bonds, Ser. A, 5.00%, 1/15/35	Aa2	2,000,000	2,284,100
Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
Ser. A, 5.00%, 8/1/40	A1	4,000,000	4,532,960
Ser. C, 5.00%, 8/1/38	A1	3,235,000	3,648,012
Ser. C, 5.00%, 8/1/37	A1	8,520,000	9,648,559
Ser. A, 5.00%, 8/1/35	A1	1,000,000	1,144,880
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,887,323
5.00%, 8/15/32	A+	1,000,000	1,080,060
Orange Cnty., Wtr. Dist. Rev. Bonds, Ser. A, 4.00%, 8/15/41	AAA	2,240,000	2,342,659
Peralta Cmnty. College Dist. G.O. Bonds, Ser. A
5.00%, 8/1/34	Aa3	1,000,000	1,137,750
5.00%, 8/1/32	Aa3	2,000,000	2,298,880
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5.50%, 9/1/31 (Prerefunded 9/1/19)	AA-	1,000,000	1,026,330
NATL, 5.25%, 9/1/32	AA-	1,000,000	1,193,700
NATL, 5.25%, 9/1/30	AA-	1,295,000	1,545,842
Poway, Unified School Dist. G.O. Bonds, (Election of 2008), zero %, 8/1/29	Aa3	11,350,000	8,335,213
Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds
5.00%, 9/15/32	AA-	490,000	542,837
5.00%, 9/15/28	AA-	1,105,000	1,232,462
Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	10,113,800
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,330,213
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	446,157
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	A	1,810,000	1,960,230
Redwood City, Redev. Agcy., Tax Alloc. Bonds, (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A	3,230,000	2,981,355
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,237,300
Ripon, Redev. Agcy. Tax Alloc. Bonds, (Cmnty. Redev.), NATL, 4.75%, 11/1/36	Baa2	1,365,000	1,365,683
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,265,600
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	A	1,990,000	1,934,121
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	A	1,010,000	992,194
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	290,432
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	785,649
stepped-coupon zero % (5.000%, 10/1/21), 10/1/28(STP)	AA	235,000	239,082
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/26(STP)	AA	500,000	514,915
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	445,036
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	BBB	750,000	817,755
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,755,605
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,128,401
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,080,910
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,339,763
5.00%, 9/1/33	BBB-/P	1,000,000	1,078,530
Roseville, Elec. Syst. Fin. Auth. Rev. Bonds, Ser. A
5.00%, 2/1/34	AA-	200,000	232,392
5.00%, 2/1/33	AA-	250,000	295,053
5.00%, 2/1/32	AA-	350,000	414,761
5.00%, 2/1/30	AA-	125,000	150,054
5.00%, 2/1/29	AA-	100,000	120,617
5.00%, 2/1/28	AA-	150,000	182,163
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL
zero %, 12/1/23	A-	10,000,000	8,825,600
zero %, 12/1/22	A-	7,500,000	6,818,625
Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,805,000	1,883,626
Sacramento, Transient Occupancy Rev. Bonds, (Convention Ctr. Complex), Ser. A, 5.00%, 6/1/43	A1	5,000,000	5,700,050
San Benito, High School Dist. G.O. Bonds, (Election 2016), 4.00%, 8/1/36	Aa3	1,705,000	1,803,720
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,688,300
San Bernardino, Cmnty. College Dist. G.O. Bonds
(Election of 2008), Ser. D, 5.00%, 8/1/45	Aa2	1,500,000	1,692,165
Ser. B, 4.00%, 8/1/34	Aa2	10,000,000	10,665,400
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	980,000	1,013,153
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/38	A1	2,000,000	2,153,060
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A
5.00%, 7/1/42	A	3,000,000	3,372,750
5.00%, 7/1/38	A	2,115,000	2,399,573
San Diego, Cmnty College Dist. G.O. Bonds, 4.00%, 8/1/41	Aaa	2,345,000	2,441,426
San Diego, Pub. Fac. Fin. Auth. Rev. Bonds, (Cap. Impt.), Ser. A, 5.00%, 10/15/35	AA-	500,000	573,830
San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds
Ser. A, 5.00%, 8/1/43	Aa3	11,285,000	12,989,261
Ser. B, FCS, FHL Banks Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 8/1/41	Aa3	3,475,000	3,965,635
Ser. B, 5.00%, 8/1/37	Aa3	3,000,000	3,456,600
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	980,000	982,999
San Diego, Unified School Dist. G.O. Bonds
(Election 2012), Ser. I, 4.00%, 7/1/34	Aa2	5,000,000	5,349,250
Ser. K-2, zero %, 7/1/35	Aa2	1,025,000	557,416
Ser. K-2, zero %, 7/1/33	Aa2	1,645,000	984,236
Ser. K-2, zero %, 7/1/32	Aa2	1,955,000	1,228,698
San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.25%, 5/1/33	A1	4,000,000	4,431,080
(San Francisco Intl. Arpt.), Ser. 2, 5.00%, 5/1/41	A1	5,000,000	5,508,000
San Francisco City & Cnty., G.O. Bonds, Ser. A
4.00%, 6/15/36	Aaa	5,155,000	5,388,573
4.00%, 6/15/33	Aaa	3,550,000	3,776,845
San Francisco City & Cnty., Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa3	5,000,000	5,194,000
San Francisco City & Cnty., Intl. Arpt. Comm. Rev. Bonds, Ser. B, 5.00%, 5/1/43	A1	3,280,000	3,608,590
San Francisco City & Cnty., Pub. Util. Comm. Waste Wtr. Mandatory Put Bonds (10/1/23), (Green Bonds), Ser. C, 2.125%, 10/1/48	AA	3,000,000	3,007,860
San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,230,448
San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds, (Intl. Arpt.)
Ser. F, 5.00%, 5/1/40	A1	4,750,000	4,919,765
Ser. G, 5.00%, 5/1/40	A1	4,400,000	4,557,256
San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	1,250,000	1,286,550
San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,924,720
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	A-	7,125,000	7,815,341
San Marcos, Unified School Dist. G.O. Bonds, (Election 2010), Ser. B, zero %, 8/1/51	Aa3	6,425,000	1,721,900
San Mateo Cnty., Cmnty. College Dist. G.O Bonds
5.00%, 9/1/40(WIS)	Aaa	1,100,000	1,272,733
5.00%, 9/1/39(WIS)	Aaa	1,000,000	1,159,880
5.00%, 9/1/38(WIS)	Aaa	1,000,000	1,163,680
5.00%, 9/1/37(WIS)	Aaa	1,010,000	1,179,175
5.00%, 9/1/36(WIS)	Aaa	770,000	902,671
San Mateo, Union High School Dist. COP, (Phase I), Ser. B, AMBAC, U.S. Govt. Coll., stepped-coupon zero % (5.00%, 12/15/19), 12/15/43(STP) (Prerefunded 12/15/24)	AAA/P	500,000	557,310
San Mateo, Union High School Dist. G.O. Bonds, (Election 2010), stepped-coupon zero % (6.700%, 9/1/28)%, 9/1/41(STP)	Aaa	4,105,000	3,638,097
Santa Ana, Unified School Dist. G.O. Bonds
4.00%, 8/1/33	Aa3	2,000,000	2,174,060
4.00%, 8/1/32	Aa3	2,000,000	2,186,300
Santa Barbara, Fin. Auth. Rev. Bonds, (Airport)
5.00%, 4/1/38(WIS)	AA	500,000	582,515
5.00%, 4/1/37(WIS)	AA	1,240,000	1,449,287
5.00%, 4/1/34(WIS)	AA	930,000	1,109,974
5.00%, 4/1/33(WIS)	AA	1,000,000	1,199,320
5.00%, 4/1/32(WIS)	AA	390,000	469,252
5.00%, 4/1/31(WIS)	AA	825,000	997,475
5.00%, 4/1/30(WIS)	AA	590,000	716,821
Santa Monica, Cmnty. College Dist. G.O. Bonds, (Election 2016), Ser. A
4.00%, 8/1/35	AA+	500,000	540,915
4.00%, 8/1/34	AA+	500,000	543,515
4.00%, 8/1/33	AA+	250,000	273,505
Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.25%, 9/1/27	A	3,245,000	3,498,499
5.10%, 9/1/30	A	475,000	509,252
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,310,320
5.00%, 8/1/31	AA	2,410,000	2,796,468
5.00%, 8/1/30	AA	2,440,000	2,845,845
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,591,215
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,074,490
5.00%, 8/15/30	AA	1,130,000	1,219,564
South Western Cmnty. College Dist. G.O. Bonds, (Election 2008), Ser. D
5.00%, 8/1/44	Aa2	4,000,000	4,538,080
zero %, 8/1/37	Aa2	3,100,000	1,386,289
Southern CA Pub. Pwr. Auth. Mandatory Put Bonds (5/1/21), (Canyon Pwr.), Ser. A, 2.25%, 7/1/40	Aa3	12,800,000	12,854,637
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,203,372
(Natural Gas), Ser. A, 5.25%, 11/1/21	A3	1,500,000	1,614,450
Ser. A, 5.00%, 7/1/40	Aa3	6,860,000	7,136,732
Southwestern Cmnty. College Dist. G.O. Bonds, (Election of 2008), Ser. C, zero %, 8/1/46	Aa2	5,000,000	1,603,100
Stockton, Pub. Fin. Auth. Special Tax Bonds, Ser. A, BAM, 4.00%, 9/2/27	AA	570,000	625,524
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds
(Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	1,250,000	1,463,925
(Delta Wtr. Supply), Ser. A, 6.25%, 10/1/38	A	2,235,000	2,621,879
(Delta Wtr. Supply), Ser. A, 6.125%, 10/1/35	A	750,000	878,213
(Green Bond), Ser. A, BAM, 5.00%, 10/1/35	AA	1,975,000	2,281,244
(Green Bond), Ser. A, BAM, 5.00%, 10/1/34	AA	2,250,000	2,609,123
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,140,810
5.00%, 2/1/35	A	2,410,000	2,761,619
5.00%, 2/1/34	A	2,295,000	2,637,666
5.00%, 2/1/31	A	1,325,000	1,544,500
Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A
5.00%, 8/1/42	AA	3,000,000	3,312,480
AGM, 5.00%, 8/1/38	AA	1,000,000	1,107,410
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	1,725,000	1,729,537
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A1	2,330,000	2,629,871
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Class A1-SNR, 5.125%, 6/1/46	B+	5,000,000	4,999,950
Ser. A1-SNR, 5.00%, 6/1/37	BB+	2,000,000	1,999,980
Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGC
6.375%, 10/1/38	AA	2,200,000	2,207,832
6.25%, 10/1/33	AA	3,000,000	3,010,410
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	BBB+	2,100,000	2,346,414
Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40	AA	2,000,000	2,201,900
U. of CA Rev. Bonds, Ser. AR, 5.00%, 5/15/35	Aa2	2,670,000	3,066,121
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47	Aa3	10,000,000	11,137,900
Union, G.O. Bonds, Ser. A, 5.00%, 9/1/44	Aa1	1,890,000	2,128,348
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,507,168

			1,097,495,830
Delaware (0.3%)
DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.72%, 10/1/38	VMIG 1	4,000,000	4,000,000

			4,000,000
Guam (0.5%)
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,450,000	2,585,706
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,633,605
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,089,170

			5,308,481
Minnesota (0.1%)
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-2, 1.75%, 11/15/35	VMIG 1	1,000,000	1,000,000

			1,000,000
Mississippi (0.2%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.)
Ser. B, 1.66%, 12/1/30	VMIG 1	775,000	775,000
Ser. E, 1.66%, 12/1/30	VMIG 1	1,600,000	1,600,000

			2,375,000
New York (0.2%)
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 1.73%, 6/15/43	VMIG 1	2,000,000	2,000,000

			2,000,000
Texas (0.7%)
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.72%, 12/1/24	A-1+	7,595,000	7,595,000

			7,595,000
Utah (0.4%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 1.70%, 5/15/37	VMIG 1	4,000,000	4,000,000

			4,000,000

Total municipal bonds and notes (cost $1,094,632,122)			$1,123,774,311

SHORT-TERM INVESTMENTS (0.0%)(a)
	Principal amount/ shares	Value
U.S. Treasury Bills 2.528%, 6/20/19(SEG)	$23,000	$22,736
U.S. Treasury Bills 2.419%, 2/19/19(SEG)	227,000	226,282

Total short-term investments (cost $248,998)		$249,018
TOTAL INVESTMENTS

Total investments (cost $1,094,881,120)		$1,124,023,329

FUTURES CONTRACTS OUTSTANDING at 12/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	61	$9,800,031	$9,800,031	Mar-19	$47,534

Unrealized appreciation					47,534

Unrealized (depreciation)					—

Total					$47,534

Key to holding's abbreviations
ABAG	Association Of Bay Area Governments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Indemnity Corporation
BAM	Build America Mutual
COP	Certificates of Participation
FCS	Farm Credit System
FGIC	Financial Guaranty Insurance Company
FHL Banks Coll.	Federal Home Loan Banks System Collateralized
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
NATL	National Public Finance Guarantee Corp.
U.S. Govt. Coll.	U.S. Government Collateralized
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.71% as of the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,118,704,973.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $246,994.
(WIS)	When-issued security.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.71%, 2.50% and 2.81%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	19.9%
	Healthcare	12.4
	Utilities	11.4
	Land	11.1
	State debt	10.7
	Transportation	10.6
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,123,774,311	$—
Short-term investments	—	249,018	—

Totals by level	$—	$1,124,023,329	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	47,534	—	—

Totals by level	$47,534	$—	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	47,534	—

Total	$47,534	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	50

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019